Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule of Carrying Values and Estimated Fair Values of Debt Instruments

We estimate the fair value of our senior notes primarily based on quoted market prices for the same or similar issuances (representing a Level 2 fair value measurement). The following table reflects the carrying value and fair value of our CMLP senior notes (in millions):

	March 31, 2016		December 31, 2015
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Crestwood Midstream 2020 Senior Notes	$503.2	$399.8	$503.3	$382.3

Crestwood Midstream 2022 Senior Notes	$600.0	$446.0	$600.0	$437.4

Crestwood Midstream 2023 Senior Notes	$700.0	$519.8	$700.0	$491.8

The following table reflects the carrying value and fair value of the senior notes (in millions):

	December 31, 2015		December 31, 2014
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
CEQP Senior Notes	$—	$—	$11.4	$11.6

Crestwood Midstream 2019 Senior Notes	$—	$—	$351.0	$360.5

Crestwood Midstream 2020 Senior Notes	$503.3	$382.3	$504.0	$481.6

Crestwood Midstream 2022 Senior Notes	$600.0	$437.4	$600.0	$568.5

Crestwood Midstream 2023 Senior Notes	$700.0	$491.8	$—	$—

Assets And Liabilities Measured At Fair Value On Recurring Basis

The following tables set forth by level within the fair value hierarchy, our financial instruments that were accounted for at fair value on a recurring basis at March 31, 2016 and December 31, 2015 (in millions):

	March 31, 2016
	Fair Value of Derivatives
	Level 1	Level 2	Level 3	Gross Fair Value	Contract Netting(1)	Collateral/Margin Received or Paid	Recorded in Balance Sheet
Assets
Assets from price risk management	$0.4	$32.2	$—	$32.6	$(19.7)	$1.5	$14.4
Suburban Propane Partners, L.P. units(2)	4.2	—	—	4.2	—	—	4.2

Total assets at fair value	$4.6	$32.2	$—	$36.8	$(19.7)	$1.5	$18.6

Liabilities
Liabilities from price risk management	$0.2	$26.6	$—	$26.8	$(19.7)	$0.2	$7.3

Total liabilities at fair value	$0.2	$26.6	$—	$26.8	$(19.7)	$0.2	$7.3

	December 31, 2015
	Fair Value of Derivatives
	Level 1	Level 2	Level 3	Gross Fair Value	Contract Netting(1)	Collateral/Margin Received or Paid	Recorded in Balance Sheet
Assets
Assets from price risk management	$0.5	$57.8	$—	$58.3	$(13.7)	$(12.0)	$32.6
Suburban Propane Partners, L.P. units(2)	3.4	—	—	3.4	—	—	3.4

Total assets at fair value	$3.9	$57.8	$—	$61.7	$(13.7)	$(12.0)	$36.0

Liabilities
Liabilities from price risk management	$0.2	$41.3	$—	$41.5	$(13.7)	$(20.4)	$7.4

Total liabilities at fair value	$0.2	$41.3	$—	$41.5	$(13.7)	$(20.4)	$7.4

(1)	Amounts represent the impact of legally enforceable master netting agreements that allow us to settle positive and negative positions as well as cash collateral held or placed with the same counterparties.
(2)	Amount is reflected in other assets on CEQP’s consolidated balance sheets.

The following tables set forth by level within the fair value hierarchy, our financial instruments that were accounted for at fair value on a recurring basis at December 31, 2015 and 2014 (in millions):

	December 31, 2015
	Fair Value of Derivatives
	Level 1	Level 2	Level 3	Gross Fair Value	Contract Netting(1)	Collateral/Margin Received or Paid	Recorded in Balance Sheet
Assets
Assets from price risk management	$0.5	$57.8	$—	$58.3	$(13.7)	$(12.0)	$32.6
Suburban Propane Partners, L.P. units(2)	3.4	—	—	3.4	—	—	3.4

Total assets at fair value	$3.9	$57.8	$—	$61.7	$(13.7)	$(12.0)	$36.0

Liabilities
Liabilities from price risk management	$0.2	$41.3	$—	$41.5	$(13.7)	$(20.4)	$7.4

Total liabilities at fair value	$0.2	$41.3	$—	$41.5	$(13.7)	$(20.4)	$7.4

	December 31, 2014
	Fair Value of Derivatives
	Level 1	Level 2	Level 3	Gross Fair Value	Contract Netting(1)	Collateral/Margin Received or Paid	Recorded in Balance Sheet
Assets
Assets from price risk management	$0.5	$146.7	$—	$147.2	$(28.8)	$(38.6)	$79.8
Suburban Propane Partners, L.P. units(2)	6.1	—	—	6.1	—	—	6.1

Total assets at fair value	$6.6	$146.7	$—	$153.3	$(28.8)	$(38.6)	$85.9

Liabilities
Liabilities from price risk management	$1.6	$99.2	$—	$100.8	$(28.8)	$(46.6)	$25.4
Interest rate swaps(3)	—	1.6	—	1.6	—	—	1.6

Total liabilities at fair value	$1.6	$100.8	$—	$102.4	$(28.8)	$(46.6)	$27.0

(1)	Amounts represent the impact of legally enforceable master netting agreements that allow us to settle positive and negative positions as well as cash collateral held or placed with the same counterparties.
(2)	Amount is reflected in other assets on the Crestwood Equity Partners LP consolidated balance sheet.
(3)	Our interest rate swaps are only reflected in the consolidated results of Crestwood Equity. See Note 9 for a further discussion of our interest rate swaps.